WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED AUGUST 31, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION,

DATED MAY 1, 2012, OF

WESTERN ASSET GLOBAL MULTI-SECTOR FUND

WESTERN ASSET HIGH YIELD FUND

WESTERN ASSET INTERMEDIATE BOND FUND

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Effective September 1, 2012, the following information is added to the table in the funds’ Statement of Additional Information (“SAI”) that appears in the section titled “Other Accounts Managed by Portfolio Managers” and is as of June 30, 2012:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($ in billions)
Andrew Belshaw	Other registered investment companies	1	368,020,026	0	0
	Other pooled investment vehicles	48	10,420,745,332	2	238,244,786
	Other accounts	109	31,886,378,411	28	6,068,825,066
Gordon Brown	Other registered investment companies	0	0	0	0
	Other pooled investment vehicles	23	7,983,746,301	1	127,263,759
	Other accounts	60	18,049,442,259	7	2,706,006,389
Carl L. Eichstaedt	Other registered investment companies	18	24,387,839,738	0	0
	Other pooled investment vehicles	17	6,525,350,266	0	0
	Other accounts	197	52,115,221,817	25	7,029,003,549

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($ in billions)
Walter Kilcullen	Other registered investment companies	0	0	0	0
	Other pooled investment vehicles	0	0	0	0
	Other accounts	0	0	0	0
S. Kenneth Leech	Other registered investment companies	16	8,398,402,899	0	0
	Other pooled investment vehicles	23	7,974,637,369	1	127,263,759
	Other accounts	46	17,297,759,342	7	2,706,006,389
Dennis J. McNamara	Other registered investment companies	3	711,442,806	0	0
	Other pooled investment vehicles	27	9,471,673,698	0	0
	Other accounts	157	53,899,222,642	8	1,575,706,685
Christopher Orndorff	Other registered investment companies	1	464,766,567	0	0
	Other pooled investment vehicles	28	9,465,990,192	2	238,244,786
	Other accounts	68	21,890,655,050	11	3,319,356,865

Effective September 1, 2012, the following information is added to the funds’ SAI that appears in the section titled “Portfolio Manager Ownership of Fund Securities”:

As of June 30, 2012, Mssrs. Belshaw, Brown, Eichstaedt, Kilcullen, Leech, McNamara and Orndorff did not own any securities of Western Asset Global Multi-Sector Fund, Western Asset High Yield Fund, Western Asset Intermediate Bond Fund or Western Asset Total Return Unconstrained Fund.

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